Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

November 30, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos: 033-48940

811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the principal investment strategy summary information in a supplement, dated November 14, 2011, to the Prospectus dated May 1, 2011, for Investor Class, Institutional Class, Class A, Class B, Class C and Class M shares of the Forward International Small Companies Fund (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated November 14, 2011 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/ Mary Curran

Mary Curran

Secretary